Concentration of Credit Risks (Details Narrative) (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
FDIC insured amount	$ 250,000	$ 250,000	$ 250,000
Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
FDIC insured amount	$ 250,000	$ 250,000	$ 250,000